Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

May 31, 2021

IGB-QTLY-0721
1.804978.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.55% 12/1/33 (a)	$1,806	$1,744
3.8% 12/1/57 (a)	17,133	16,872
4.3% 2/15/30	34,036	38,746
4.75% 5/15/46	24,566	28,700
4.9% 6/15/42	4,363	5,161
5.55% 8/15/41	7,917	10,128
6.2% 3/15/40	1,454	1,921
Verizon Communications, Inc.:
2.987% 10/30/56	869	774
4.329% 9/21/28	19,797	22,754
4.5% 8/10/33	3,429	4,028
4.862% 8/21/46	14,251	17,675
5.012% 4/15/49	82	104
		148,607
Entertainment - 0.3%
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,749
2.65% 1/13/31	10,500	10,837
4.7% 3/23/50	7,961	9,988
		27,574
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	25,349
3.7% 4/1/51	15,400	14,463
4.464% 7/23/22	3,780	3,928
4.908% 7/23/25	2,932	3,334
5.375% 5/1/47	22,326	26,058
5.75% 4/1/48	11,014	13,459
Comcast Corp.:
3.75% 4/1/40	622	683
4.65% 7/15/42	1,628	1,985
Discovery Communications LLC:
3.625% 5/15/30	4,063	4,342
4.65% 5/15/50	10,998	12,214
Fox Corp.:
5.476% 1/25/39	1,366	1,702
5.576% 1/25/49	906	1,158
Time Warner Cable LLC:
4% 9/1/21	8,096	8,117
4.5% 9/15/42	544	587
5.5% 9/1/41	966	1,162
5.875% 11/15/40	7,077	8,881
6.55% 5/1/37	3,601	4,777
6.75% 6/15/39	6,233	8,515
7.3% 7/1/38	2,390	3,384
		144,098
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	7,475
3.875% 4/15/30	20,000	21,921
4.5% 4/15/50	2,885	3,265
		32,661

TOTAL COMMUNICATION SERVICES		352,940

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.7%
General Motors Co. 5.4% 10/2/23	11,588	12,817
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,820
4% 1/15/25	15,000	16,373
4.25% 5/15/23	858	916
4.375% 9/25/21	3,354	3,397
5.2% 3/20/23	7,090	7,665
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	6,678	6,838
3.125% 5/12/23 (a)	5,817	6,120
3.35% 5/13/25 (a)	9,370	10,149
		70,095
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	3,483	3,518
Household Durables - 0.5%
D.R. Horton, Inc. 2.6% 10/15/25	9,432	9,974
Lennar Corp.:
4.75% 11/29/27	15,563	17,998
5% 6/15/27	8,419	9,757
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,164
4.875% 11/15/25	32	36
4.875% 3/15/27	10,045	11,355
		52,284
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	3,000
2.7% 2/9/41	16,100	14,886
		17,886
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,815	1,870
3% 11/19/24	4,130	4,407
		6,277
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	909	1,070
AutoZone, Inc. 4% 4/15/30	21,631	24,237
		25,307

TOTAL CONSUMER DISCRETIONARY		175,367

CONSUMER STAPLES - 2.9%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	4,962
4.9% 2/1/46	9,089	10,852
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	8,977
4.35% 6/1/40	3,930	4,486
4.5% 6/1/50	9,000	10,326
4.6% 6/1/60	7,261	8,348
4.75% 1/23/29	18,172	21,425
4.75% 4/15/58	3,562	4,160
5.45% 1/23/39	3,537	4,479
5.55% 1/23/49	8,082	10,565
5.8% 1/23/59 (Reg. S)	8,567	11,636
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,715
PepsiCo, Inc.:
2.625% 3/19/27	712	768
2.75% 3/19/30	6,600	7,034
		110,733
Food & Staples Retailing - 0.7%
Sysco Corp.:
3.3% 2/15/50	3,840	3,736
6.6% 4/1/50	42,857	64,415
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,216	1,226
		69,377
Food Products - 1.1%
General Mills, Inc. 2.875% 4/15/30	797	834
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	3,000	3,281
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	38,000	41,800
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	5,279
3.875% 5/15/27	12,300	13,464
4.375% 6/1/46	4,122	4,420
4.625% 1/30/29	14,700	16,624
5.2% 7/15/45	8,219	9,705
7.125% 8/1/39 (a)	5,618	7,939
		103,346

TOTAL CONSUMER STAPLES		283,456

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,673	1,684
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	607
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	2,043
4.75% 9/30/21 (a)	1,411	1,415
5.6% 4/1/44	1,707	1,784
5.85% 5/21/43 (a)(b)	2,821	2,581
Enable Midstream Partners LP 3.9% 5/15/24 (b)	549	587
Enbridge Energy Partners LP 4.2% 9/15/21	1,656	1,658
Enbridge, Inc.:
4% 10/1/23	2,296	2,456
4.25% 12/1/26	923	1,040
Energy Transfer LP:
3.75% 5/15/30	2,274	2,420
4.2% 9/15/23	759	813
4.25% 3/15/23	830	874
4.5% 4/15/24	952	1,043
4.95% 6/15/28	2,591	2,966
5% 5/15/50	5,083	5,614
5.25% 4/15/29	1,549	1,804
5.4% 10/1/47	1,026	1,164
5.8% 6/15/38	1,445	1,721
6% 6/15/48	941	1,139
6.25% 4/15/49	1,064	1,328
Hess Corp.:
4.3% 4/1/27	834	928
7.125% 3/15/33	839	1,121
7.3% 8/15/31	1,023	1,361
7.875% 10/1/29	2,921	3,936
Kinder Morgan Energy Partners LP 5% 10/1/21	920	924
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	2,046	2,047
4.8% 2/15/29	816	946
4.875% 12/1/24	1,247	1,407
5.5% 2/15/49	2,450	3,026
Occidental Petroleum Corp.:
2.9% 8/15/24	3,821	3,811
3.2% 8/15/26	514	495
3.5% 8/15/29	1,621	1,520
4.3% 8/15/39	236	202
4.4% 8/15/49	236	198
5.55% 3/15/26	3,038	3,243
6.45% 9/15/36	2,750	3,098
6.6% 3/15/46	3,032	3,316
7.5% 5/1/31	3,937	4,683
Ovintiv, Inc.:
5.15% 11/15/41	2,000	2,132
8.125% 9/15/30	3,357	4,569
Petroleos Mexicanos:
6.49% 1/23/27	1,757	1,876
6.5% 3/13/27	5,805	6,198
6.75% 9/21/47	14,189	12,539
6.84% 1/23/30	8,589	8,880
6.95% 1/28/60	4,247	3,731
7.69% 1/23/50	70,161	67,565
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,289
3.65% 6/1/22	2,386	2,439
4.65% 10/15/25	26,960	30,163
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,488
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	10,526
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	10,674
3.7% 1/15/23	510	531
Western Gas Partners LP:
3.95% 6/1/25	764	793
4.65% 7/1/26	1,129	1,204
4.75% 8/15/28	781	837
6.5% 2/1/50	7,720	8,589
		249,026
FINANCIALS - 16.1%
Banks - 8.7%
Bank of America Corp.:
1.922% 10/24/31 (b)	20,000	19,107
2.884% 10/22/30 (b)	50,000	51,995
3.004% 12/20/23 (b)	6,352	6,609
3.3% 1/11/23	1,679	1,761
3.419% 12/20/28 (b)	3,280	3,583
3.5% 4/19/26	3,838	4,257
3.95% 4/21/25	32,873	36,289
4% 1/22/25	16,960	18,710
4.1% 7/24/23	900	972
4.183% 11/25/27	4,363	4,906
4.2% 8/26/24	5,249	5,803
4.25% 10/22/26	23,937	27,266
4.45% 3/3/26	11,356	12,949
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9183% 7/20/22 (a)(b)(c)	4,861	4,899
Barclays Bank PLC:
1.7% 5/12/22	3,331	3,374
10.179% 6/12/21 (a)	1,105	1,108
Barclays PLC:
2.852% 5/7/26 (b)	9,444	10,008
4.375% 1/12/26	2,821	3,176
4.836% 5/9/28	3,683	4,132
5.088% 6/20/30 (b)	11,424	13,161
5.2% 5/12/26	26,475	30,255
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,008	9,318
BPCE SA 4.875% 4/1/26 (a)	4,662	5,288
CIT Group, Inc. 3.929% 6/19/24 (b)	2,035	2,156
Citigroup, Inc.:
2.976% 11/5/30 (b)	50,000	52,315
4.075% 4/23/29 (b)	16,389	18,471
4.125% 7/25/28	4,363	4,909
4.3% 11/20/26	1,115	1,264
4.4% 6/10/25	11,914	13,362
4.412% 3/31/31 (b)	21,454	24,670
4.45% 9/29/27	55,258	63,246
4.6% 3/9/26	5,613	6,440
5.3% 5/6/44	6,000	7,769
5.5% 9/13/25	4,886	5,746
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,614	4,565
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,351
HSBC Holdings PLC:
4.25% 3/14/24	905	988
4.95% 3/31/30	1,541	1,826
5.25% 3/14/44	656	825
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	912
5.71% 1/15/26 (a)	33,406	37,799
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	5,034	5,224
4.125% 12/15/26	9,713	11,022
4.493% 3/24/31 (b)	17,000	19,812
NatWest Markets PLC 2.375% 5/21/23 (a)	10,214	10,605
Rabobank Nederland 4.375% 8/4/25	3,024	3,374
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	5,536	5,834
4.8% 4/5/26	12,145	13,966
5.125% 5/28/24	19,005	21,274
6% 12/19/23	24,003	27,043
6.1% 6/10/23	36,812	40,619
6.125% 12/15/22	13,833	14,956
Societe Generale:
1.488% 12/14/26 (a)(b)	13,930	13,855
4.25% 4/14/25 (a)	4,491	4,900
Synchrony Bank 3% 6/15/22	2,516	2,579
UniCredit SpA 6.572% 1/14/22 (a)	4,200	4,350
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,928	5,183
3.196% 6/17/27 (b)	40,441	43,957
4.3% 7/22/27	16,184	18,503
4.478% 4/4/31 (b)	15,500	18,049
5.013% 4/4/51 (b)	22,853	30,155
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,371
		847,171
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	963
Ares Capital Corp.:
3.25% 7/15/25	42,008	44,303
3.875% 1/15/26	16,340	17,498
4.2% 6/10/24	7,281	7,844
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,092	9,504
3.75% 3/26/25	6,137	6,668
4.194% 4/1/31 (a)(b)	30,399	33,809
4.55% 4/17/26	1,859	2,108
Deutsche Bank AG 4.5% 4/1/25	8,603	9,336
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,833
3.729% 1/14/32 (b)	8,509	8,523
4.1% 1/13/26	5,262	5,797
5% 2/14/22	7,035	7,257
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,719	6,789
3.272% 9/29/25 (b)	60,430	65,172
3.5% 4/1/25	12,527	13,658
4.25% 10/21/25	7,670	8,624
6.75% 10/1/37	24,081	34,345
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,431
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	2,232	2,235
3.125% 7/27/26	9,330	10,158
3.622% 4/1/31 (b)	35,865	39,494
3.625% 1/20/27	10,480	11,672
3.7% 10/23/24	3,002	3,296
3.875% 4/29/24	2,765	3,018
4.875% 11/1/22	6,287	6,676
5% 11/24/25	13,117	15,215
State Street Corp.:
2.825% 3/30/23 (b)	737	753
2.901% 3/30/26 (b)	691	741
		381,720
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	10,220	10,064
2.875% 8/14/24	5,100	5,335
3.5% 5/26/22	185	190
4.125% 7/3/23	2,684	2,846
4.45% 4/3/26	2,472	2,714
4.875% 1/16/24	3,901	4,256
6.5% 7/15/25	4,349	5,095
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,168
3.05% 6/5/23	11,466	11,989
3.875% 5/21/24	7,111	7,708
4.625% 3/30/25	2,237	2,518
5.125% 9/30/24	2,258	2,555
5.8% 5/1/25	19,772	23,104
8% 11/1/31	3,172	4,481
Capital One Financial Corp.:
3.65% 5/11/27	15,715	17,473
3.8% 1/31/28	6,614	7,412
Discover Financial Services:
3.95% 11/6/24	1,184	1,299
4.1% 2/9/27	8,206	9,212
4.5% 1/30/26	3,562	4,040
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	12,352
4.063% 11/1/24	18,137	19,175
5.584% 3/18/24	4,908	5,359
5.596% 1/7/22	4,576	4,689
Synchrony Financial:
2.85% 7/25/22	1,278	1,309
3.75% 8/15/21	920	921
3.95% 12/1/27	5,215	5,762
4.25% 8/15/24	7,369	8,075
4.375% 3/19/24	5,520	6,050
5.15% 3/19/29	7,283	8,456
		197,607
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	7,490
4.125% 6/15/26	3,253	3,637
4.125% 5/15/29	12,222	13,520
Equitable Holdings, Inc. 3.9% 4/20/23	425	451
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	5,394
Pine Street Trust I 4.572% 2/15/29 (a)	4,516	5,114
Pine Street Trust II 5.568% 2/15/49 (a)	4,529	5,699
Voya Financial, Inc. 3.125% 7/15/24	1,580	1,690
		42,995
Insurance - 1.0%
Arthur J. Gallagher & Co. 2.5% 5/20/31	7,501	7,481
Five Corners Funding Trust II 2.85% 5/15/30 (a)	11,366	11,799
Liberty Mutual Group, Inc. 3.95% 5/15/60 (a)	10,260	10,573
Lincoln National Corp. 3.4% 1/15/31	9,415	10,156
MetLife, Inc. 4.55% 3/23/30	19,500	23,094
New York Life Insurance Co. 3.75% 5/15/50 (a)	1,978	2,109
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	2,020
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,200
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	3,091
4.5% 11/16/21	813	829
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	2,031
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	4,631	4,568
Unum Group:
4% 6/15/29	3,614	3,985
4.5% 3/15/25	8,253	9,258
5.75% 8/15/42	1,024	1,237
		94,431

TOTAL FINANCIALS		1,563,924

HEALTH CARE - 2.3%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	43,367	46,515
Health Care Providers & Services - 0.3%
Anthem, Inc. 3.3% 1/15/23	2,729	2,857
Centene Corp.:
3.375% 2/15/30	5,110	5,161
4.25% 12/15/27	5,450	5,723
4.625% 12/15/29	8,470	9,143
Cigna Corp. 4.375% 10/15/28	4,187	4,831
CVS Health Corp. 3.625% 4/1/27	1,944	2,156
HCA Holdings, Inc. 4.75% 5/1/23	87	94
Toledo Hospital 5.325% 11/15/28	1,513	1,751
		31,716
Pharmaceuticals - 1.5%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	49,732	55,725
4.375% 12/15/28 (a)	58,400	66,430
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	680	685
5.272% 8/28/23 (b)	2,148	2,321
5.9% 8/28/28 (b)	905	1,041
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	473	472
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,442
Viatris, Inc.:
1.65% 6/22/25 (a)	1,203	1,221
2.7% 6/22/30 (a)	6,115	6,098
3.85% 6/22/40 (a)	2,664	2,751
4% 6/22/50 (a)	4,600	4,661
Zoetis, Inc. 3.25% 2/1/23	764	795
		143,642

TOTAL HEALTH CARE		221,873

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (a)	2,547	2,729
The Boeing Co.:
5.04% 5/1/27	4,840	5,580
5.15% 5/1/30	14,840	17,371
5.805% 5/1/50	4,840	6,225
5.93% 5/1/60	4,840	6,292
		38,197
Industrial Conglomerates - 0.4%
General Electric Co.:
3.45% 5/1/27	1,589	1,750
3.625% 5/1/30	3,695	4,058
4.25% 5/1/40	14,600	16,502
4.35% 5/1/50	11,664	13,291
		35,601
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	1,525	1,685
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	9,054	9,017
2.25% 1/15/23	1,128	1,158
3% 9/15/23	368	385
3.375% 6/1/21	1,236	1,236
3.375% 7/1/25	7,888	8,469
3.75% 2/1/22	1,846	1,876
3.75% 6/1/26	15,000	16,233
4.25% 2/1/24	4,331	4,705
4.25% 9/15/24	1,473	1,612
		44,691
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (a)	7,484	7,678
3.625% 5/1/22 (a)	1,257	1,288
3.95% 7/1/24 (a)	5,580	5,942
4.375% 5/1/26 (a)	4,949	5,335
5.25% 5/15/24 (a)	3,116	3,422
		23,665

TOTAL INDUSTRIALS		143,839

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	3,397	3,697
5.85% 7/15/25 (a)	1,437	1,684
6.02% 6/15/26 (a)	1,159	1,382
6.1% 7/15/27 (a)	2,638	3,237
6.2% 7/15/30 (a)	2,284	2,861
		12,861
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	2,435	2,413
2.45% 2/15/31 (a)	20,716	19,895
2.6% 2/15/33 (a)	20,716	19,724
3.5% 2/15/41 (a)	16,728	16,178
3.75% 2/15/51 (a)	7,851	7,629
NVIDIA Corp. 3.5% 4/1/50	4,671	5,005
		70,844
Software - 0.4%
Oracle Corp.:
2.5% 4/1/25	6,375	6,719
2.8% 4/1/27	6,375	6,775
2.95% 4/1/30	6,400	6,663
3.6% 4/1/50	6,370	6,270
3.85% 4/1/60	6,400	6,394
		32,821
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,099

TOTAL INFORMATION TECHNOLOGY		118,625

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	6,393
4.9% 12/15/30	4,519	5,422
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,748
4.5% 12/1/28	2,824	3,250
Corporate Office Properties LP:
2.25% 3/15/26	2,339	2,402
2.75% 4/15/31	1,690	1,660
5% 7/1/25	1,435	1,623
Duke Realty LP:
3.25% 6/30/26	372	404
3.625% 4/15/23	975	1,021
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,178
3.5% 8/1/26	1,176	1,297
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	7,144
Lexington Corporate Properties Trust:
2.7% 9/15/30	2,571	2,568
4.4% 6/15/24	599	650
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	7,298	7,131
3.375% 2/1/31	4,780	4,825
3.625% 10/1/29	5,204	5,442
4.375% 8/1/23	635	679
4.5% 1/15/25	1,271	1,390
4.5% 4/1/27	452	502
4.75% 1/15/28	7,132	7,972
4.95% 4/1/24	557	607
5.25% 1/15/26	2,371	2,708
Realty Income Corp. 3.25% 1/15/31	1,277	1,365
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	436
5% 12/15/23	312	337
Retail Properties America, Inc.:
4% 3/15/25	8,142	8,685
4.75% 9/15/30	13,258	14,438
Simon Property Group LP:
2.45% 9/13/29	1,897	1,926
3.375% 12/1/27	3,864	4,206
SITE Centers Corp.:
3.625% 2/1/25	967	1,016
4.25% 2/1/26	1,683	1,822
Store Capital Corp.:
2.75% 11/18/30	2,849	2,823
4.625% 3/15/29	1,396	1,575
Ventas Realty LP:
3% 1/15/30	6,770	7,005
3.125% 6/15/23	652	681
4% 3/1/28	1,358	1,514
4.125% 1/15/26	630	706
4.75% 11/15/30	10,898	12,811
VEREIT Operating Partnership LP:
2.2% 6/15/28	1,146	1,151
2.85% 12/15/32	1,410	1,436
3.4% 1/15/28	1,957	2,114
Vornado Realty LP:
2.15% 6/1/26	2,457	2,478
3.4% 6/1/31	8,887	8,956
Weingarten Realty Investors 3.375% 10/15/22	288	297
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,142
4% 2/1/25	2,162	2,355
4.6% 4/1/24	3,364	3,692
		155,983
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,177
3.95% 11/15/27	2,767	2,998
4.1% 10/1/24	2,463	2,678
4.55% 10/1/29	1,135	1,252
CBRE Group, Inc.:
2.5% 4/1/31	7,642	7,588
4.875% 3/1/26	4,953	5,746
Essex Portfolio LP 3.875% 5/1/24	1,215	1,316
Mack-Cali Realty LP:
3.15% 5/15/23	2,256	2,362
4.5% 4/18/22	429	440
Mid-America Apartments LP 4% 11/15/25	522	580
Post Apartment Homes LP 3.375% 12/1/22	317	328
Tanger Properties LP:
3.125% 9/1/26	1,660	1,733
3.75% 12/1/24	1,630	1,748
3.875% 12/1/23	298	316
3.875% 7/15/27	6,943	7,414
		41,676

TOTAL REAL ESTATE		197,659

UTILITIES - 1.0%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,999
DPL, Inc. 4.35% 4/15/29	2,835	3,076
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,869	1,812
5.9% 12/1/21 (a)	2,456	2,517
FirstEnergy Corp.:
4.75% 3/15/23	2,843	3,001
7.375% 11/15/31	3,623	4,825
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,339
		19,569
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	766	932
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31 (a)	3,092	2,998
3.3% 7/15/25 (a)	10,148	10,826
3.95% 7/15/30 (a)	8,852	9,558
		23,382
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	1,191
4.05% 4/15/25	13,567	15,118
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	1,501	1,658
NiSource, Inc.:
2.95% 9/1/29	7,262	7,603
3.49% 5/15/27	10,080	11,110
5.95% 6/15/41	1,097	1,474
Puget Energy, Inc.:
4.1% 6/15/30	3,951	4,358
5.625% 7/15/22	2,087	2,184
6% 9/1/21	2,012	2,040
Sempra Energy 6% 10/15/39	1,733	2,361
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	1,164	1,080
		50,177

TOTAL UTILITIES		94,060

TOTAL NONCONVERTIBLE BONDS
(Cost $3,190,988)		3,400,769

U.S. Treasury Obligations - 35.2%
U.S. Treasury Bonds 2.375% 5/15/51	763,529	778,330
U.S. Treasury Notes:
0.125% 6/30/22	$631,800	$632,022
0.125% 8/31/22	480,000	480,169
0.5% 5/31/27	446,600	432,016
0.875% 11/15/30 (d)	490,970	460,745
1.125% 2/15/31 (d)	200,875	192,306
1.25% 4/30/28 (d)	400,000	399,875
3.125% 11/15/28	38,238	43,098
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,422,452)		3,418,561

Asset-Backed Securities - 6.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,742	$8,376
Series 2019-1 Class A, 3.844% 5/15/39 (a)	2,893	2,903
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,015	5,023
Class B, 4.458% 10/16/39 (a)	886	728
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (a)(b)(c)	7,607	7,608
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (a)(b)(c)	6,499	6,510
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	9,800	9,792
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (a)(b)(c)	14,203	14,199
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (a)(b)(c)	2,910	2,916
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)(e)	6,507	6,507
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,804	2,808
Class B, 4.335% 1/16/40 (a)	473	388
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (a)(b)(c)	4,806	4,811
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	9,160	9,174
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (a)(b)(c)	4,698	4,697
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	6,888	6,906
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	9,992	9,994
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (a)(b)(c)	16,288	16,359
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (a)(b)(c)	10,448	10,465
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (a)(b)(c)	10,335	10,339
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	9,800	9,801
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	7,272	7,294
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	3,772	3,806
Class AA, 2.487% 12/16/41 (a)(b)	600	603
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	6,524	6,522
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,375	5,388
Class B, 5.095% 4/15/39 (a)	2,147	2,017
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	3,366	3,363
Series 2021-1A:
Class A, 3.474% 1/15/46 (a)	2,795	2,855
Class B, 6.656% 1/15/46 (a)	1,739	1,819
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (a)(b)(c)	3,832	3,850
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (a)(b)(c)	2,558	2,558
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (a)(b)(c)	5,300	5,318
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (a)(b)(c)	8,665	8,673
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	7,685	7,725
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	9,800	9,777
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	12,900	12,914
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	12,029	12,207
Class A2II, 4.03% 11/20/47 (a)	3,361	3,587
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	603	662
Class A2II, 4.021% 5/20/49 (a)	812	857
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	6,350	6,350
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (a)(b)(c)	7,839	7,859
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	4,100	4,104
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (a)(b)(c)	7,751	7,778
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.3536% 1/16/32 (a)(b)(c)	1,808	1,816
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (a)(b)(c)	4,300	4,312
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (a)(b)(c)	8,500	8,518
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (a)(b)(c)	9,600	9,615
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (a)(b)(c)	2,050	2,049
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (a)(b)(c)	5,330	5,340
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(b)(c)(e)	5,916	5,916
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	9,100	9,176
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	7,544
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,550
Series 2019-4 Class A, 2.44% 9/15/26	1,010	1,069
Series 2020-2 Class B, 1.32% 9/15/27	4,000	4,025
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	881	882
GMF Floorplan Owner Revolving Trust:
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5109% 9/15/23 (a)(b)(c)	2,627	2,630
Series 2020-1 Class C, 1.48% 8/15/25 (a)	4,912	4,998
Series 2020-2 Class C, 1.31% 10/15/25 (a)	6,000	6,062
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,906	1,935
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,767	2,777
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	4,700	4,707
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (a)(b)(c)	5,050	5,050
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	10,220	10,217
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (a)(b)(c)	5,884	5,884
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	8,330	8,338
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	2,629	2,629
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (a)(b)(c)	2,535	2,548
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0.9898% 1/18/28 (a)(b)(c)	6,494	6,471
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (a)(b)(c)	24,000	23,994
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (a)(b)(c)	8,363	8,373
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	8,900	8,889
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	6,827	6,985
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (a)(b)(c)	6,552	6,560
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	18,032	18,205
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (a)(b)(c)	5,105	5,110
Nissan Master Owner Trust Receivables Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 0.5309% 11/15/23 (b)(c)	8,520	8,535
Planet Fitness Master Issuer LLC:
Series 2018-1A:
Class A2I, 4.262% 9/5/48 (a)	28,698	28,913
Class A2II, 4.666% 9/5/48 (a)	3,147	3,297
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,659	4,658
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	9,301	9,318
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 0% 4/20/34 (a)(b)(c)(e)	11,224	11,225
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	920	922
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	15,663	15,641
Class B, 4.335% 3/15/40 (a)	522	457
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	5,278	5,571
1.884% 7/15/50 (a)	3,008	3,065
2.328% 7/15/52 (a)	2,300	2,337
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (a)(b)(c)	5,410	5,419
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (a)(b)(c)	10,365	10,361
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	7,800	7,790
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (a)(b)(c)	4,376	4,383
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	12,145	12,214
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,367	7,326
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (a)(b)(c)	491	331
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/28 (a)(b)(c)	9,983	10,014
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	8,331	8,342
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (a)(b)(c)	5,397	5,398
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (a)(b)(c)	8,500	8,504
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (a)(b)(c)	12,000	12,063
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	616	620
TOTAL ASSET-BACKED SECURITIES
(Cost $666,079)		671,072

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(f)	341	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.3995% 5/27/37 (a)(b)(c)	564	535
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (a)(b)(c)	3,934	3,953
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	18,687	18,740
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7338% 7/15/58 (a)(b)(c)	5,000	5,004
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	1	1
Silverstone Master Issuer PLC floater:
Series 2018-1A Class 1A, 3 month U.S. LIBOR + 0.390% 0.576% 1/21/70 (a)(b)(c)	3,136	3,141
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	3,175	3,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,554)		34,553

Commercial Mortgage Securities - 6.3%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 1.151% 4/15/36 (a)(b)(c)	8,900	8,879
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (a)(b)(c)	8,340	8,460
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,820
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	799
Class CNM, 3.7186% 11/5/32 (a)(b)	341	325
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,772
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	6,092
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	6,718
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 1.3666% 12/25/33 (a)(b)(c)	7	7
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (a)(b)(c)	23	22
Class M1, 1 month U.S. LIBOR + 0.660% 0.7516% 11/25/35 (a)(b)(c)	11	10
Class M2, 1 month U.S. LIBOR + 0.730% 0.8266% 11/25/35 (a)(b)(c)	16	15
Class M3, 1 month U.S. LIBOR + 0.760% 0.8566% 11/25/35 (a)(b)(c)	14	13
Class M4, 1 month U.S. LIBOR + 0.900% 0.9916% 11/25/35 (a)(b)(c)	18	17
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (a)(b)(c)	58	56
Class B1, 1 month U.S. LIBOR + 2.100% 2.1916% 1/25/36 (a)(b)(c)(f)	14	29
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (a)(b)(c)	19	18
Class M2, 1 month U.S. LIBOR + 0.700% 0.7966% 1/25/36 (a)(b)(c)	13	12
Class M3, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/36 (a)(b)(c)	19	18
Class M4, 1 month U.S. LIBOR + 0.910% 1.0066% 1/25/36 (a)(b)(c)	19	17
Class M5, 1 month U.S. LIBOR + 0.970% 1.0666% 1/25/36 (a)(b)(c)	19	17
Class M6, 1 month U.S. LIBOR + 1.050% 1.1416% 1/25/36 (a)(b)(c)	21	17
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.6316% 4/25/36 (a)(b)(c)	18	17
Class M1, 1 month U.S. LIBOR + 0.570% 0.6616% 4/25/36 (a)(b)(c)	11	10
Class M2, 1 month U.S. LIBOR + 0.600% 0.6916% 4/25/36 (a)(b)(c)	11	10
Class M3, 1 month U.S. LIBOR + 0.630% 0.7216% 4/25/36 (a)(b)(c)	18	16
Class M4, 1 month U.S. LIBOR + 0.780% 0.8716% 4/25/36 (a)(b)(c)	10	9
Class M5, 1 month U.S. LIBOR + 0.840% 0.9316% 4/25/36 (a)(b)(c)	10	8
Class M6, 1 month U.S. LIBOR + 0.960% 1.0516% 4/25/36 (a)(b)(c)	11	9
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.5566% 7/25/36 (a)(b)(c)	17	16
Class M2, 1 month U.S. LIBOR + 0.490% 0.5866% 7/25/36 (a)(b)(c)	12	11
Class M3, 1 month U.S. LIBOR + 0.520% 0.6166% 7/25/36 (a)(b)(c)	19	17
Class M4, 1 month U.S. LIBOR + 0.630% 0.7216% 7/25/36 (a)(b)(c)	11	9
Class M5, 1 month U.S. LIBOR + 0.700% 0.7966% 7/25/36 (a)(b)(c)	15	12
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 0.5216% 10/25/36 (a)(b)(c)	11	38
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 12/25/36 (a)(b)(c)	130	123
Class M1, 1 month U.S. LIBOR + 0.290% 0.3816% 12/25/36 (a)(b)(c)	19	18
Class M2, 1 month U.S. LIBOR + 0.310% 0.4016% 12/25/36 (a)(b)(c)	24	21
Class M3, 1 month U.S. LIBOR + 0.340% 0.4316% 12/25/36 (a)(b)(c)	13	11
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (a)(b)(c)	34	32
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (a)(b)(c)	97	93
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (a)(b)(c)	91	72
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (a)(b)(c)	31	28
Class M2, 1 month U.S. LIBOR + 0.410% 0.5016% 7/25/37 (a)(b)(c)	38	31
Class M3, 1 month U.S. LIBOR + 0.490% 0.5816% 7/25/37 (a)(b)(c)	39	41
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (a)(b)(c)	35	33
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (a)(b)(c)	18	16
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (a)(b)(c)	20	17
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (a)(b)(c)	32	29
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (a)(b)(c)	50	45
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (a)(b)(c)	21	20
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	922
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,601
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	8,967
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	12,530
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(b)(c)	6,788	6,881
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0521% 3/15/37 (a)(b)(c)	10,300	10,312
Class F, 1 month U.S. LIBOR + 2.470% 2.5721% 3/15/37 (a)(b)(c)	2,590	2,595
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (a)(b)(c)	4,286	4,286
Class C, 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (a)(b)(c)	3,302	3,302
Class D, 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (a)(b)(c)	4,280	4,280
Series 2020-FOX Class B, 1 month U.S. LIBOR + 1.350% 1.451% 11/15/32 (a)(b)(c)	5,796	5,811
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	19,362	19,386
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (a)(b)(c)	7,231	7,244
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1886% 9/15/37 (a)(b)(c)	5,535	5,403
Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (a)(b)(c)	1,374	1,109
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (a)(b)(c)	1,281	1,281
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 11/15/35 (a)(b)(c)	6,410	6,412
Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (a)(b)(c)	1,473	1,474
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (a)(b)(c)	2,644	2,636
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (a)(b)(c)	1,748	1,738
Class D, 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (a)(b)(c)	1,835	1,818
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (a)(b)(c)	2,506	2,509
Class C, 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (a)(b)(c)	3,150	3,152
Class D, 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (a)(b)(c)	4,463	4,466
Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (a)(b)(c)	6,271	6,275
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (a)(b)(c)	3,505	3,505
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	5,741	5,730
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	12,432	12,446
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	20,065	20,459
Class A2, 1.99% 7/15/60 (a)	13,233	13,357
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	13,915	14,049
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	7,072	7,144
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	7,513	7,516
Class B, 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (a)(b)(c)	1,286	1,280
Class C, 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (a)(b)(c)	1,453	1,439
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,485
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	22,582	22,905
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	2,173
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (a)(b)(c)	11,788	11,813
Class B, 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (a)(b)(c)	14,528	14,541
Class C, 1 month U.S. LIBOR + 1.430% 1.531% 5/15/36 (a)(b)(c)	2,018	2,020
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,586	2,672
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,941	3,062
Class B, 4.5349% 4/15/36 (a)	861	867
Class C, 4.782% 4/15/36 (a)(b)	561	554
Class D, 4.782% 4/15/36 (a)(b)	1,122	1,017
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (a)	15,370	16,386
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.4266% 8/10/44 (a)(b)	4,500	4,500
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (a)(b)(c)	5,900	5,922
Class B, 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (a)(b)(c)	1,240	1,241
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (a)(b)(c)	670	671
GS Mortgage Securities Trust Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,951	8,949
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (a)	31,484	32,604
Series 2021-2NU Class A, 1.9739% 1/5/40 (a)	25,800	25,843
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	692
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,962
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,309	1,348
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,223
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,821	2,980
Class CFX, 4.9498% 7/5/33 (a)	485	512
Class DFX, 5.3503% 7/5/33 (a)	955	1,005
Class EFX, 5.5422% 7/5/33 (a)	1,020	1,051
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	9,952	9,958
Class B, 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (a)(b)(c)	2,401	2,404
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (a)(b)(c)	1,511	1,513
Class D, 1 month U.S. LIBOR + 1.400% 1.501% 3/15/38 (a)(b)(c)	2,102	2,109
Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (a)(b)(c)	1,836	1,841
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (a)(b)(c)	2,588	2,599
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	9,227	9,823
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,488
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	2,317	2,318
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	8,319
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (a)(b)	8,822	8,848
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	2,011
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	1,142	1,175
Class C, 3.1771% 11/10/36 (a)(b)	1,096	1,106
Natixis Commercial Mortgage Securities Trust sequential payer Series 2019-1776 Class A, 2.5073% 10/15/36 (a)	13,077	13,516
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.301% 12/15/35 (a)(b)(c)	22,356	22,393
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5493% 12/15/37 (a)(b)(c)	5,485	5,485
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (a)(b)(c)	3,815	3,805
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	12,718	12,981
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	9,860	9,747
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	510	510
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 1.5209% 1/15/59 (b)(c)	25,401	26,337
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (a)(b)(c)	5,818	5,829
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	9,023
Series 2015-C29 Class ASB, 3.4% 6/15/48	3,125	3,290
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,565
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,761	2,909
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,892
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	8,331
Series 2012-C9 Class A/S, 3.388% 11/15/45	4,134	4,260
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $608,981)		613,643

Municipal Securities - 0.4%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,811
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,110	2,183
5.1% 6/1/33	13,950	16,025
Series 2010-1, 6.63% 2/1/35	1,285	1,566
Series 2010-3:
6.725% 4/1/35	1,710	2,098
7.35% 7/1/35	875	1,107
Series 2010-5, 6.2% 7/1/21	187	188
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	9,237
TOTAL MUNICIPAL SECURITIES
(Cost $33,362)		36,215

Foreign Government and Government Agency Obligations - 0.4%
Indonesian Republic:
3.85% 10/15/30	$10,505	$11,656
4.2% 10/15/50	7,915	8,775
4.45% 4/15/70	9,715	10,928
State of Qatar 3.4% 4/16/25 (a)	4,105	4,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,027)		35,839

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	1,865	1,984
KeyBank NA 6.95% 2/1/28	725	913
Regions Bank 6.45% 6/26/37	2,685	3,707
TOTAL BANK NOTES
(Cost $5,105)		6,604
	Shares	Value (000s)

Fixed-Income Funds - 14.5%
Fidelity Mortgage Backed Securities Central Fund (g)	11,501,521	$1,269,883
Fidelity Specialized High Income Central Fund (g)	1,384,506	137,288
TOTAL FIXED-INCOME FUNDS
(Cost $1,390,423)		1,407,171
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (b)(h)	8,146	8,217
Barclays Bank PLC 7.625% 11/21/22	11,014	12,049
TOTAL PREFERRED SECURITIES
(Cost $19,891)		20,266
	Shares	Value (000s)

Money Market Funds - 9.8%
Fidelity Cash Central Fund 0.03% (i)	68,761,216	68,775
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	886,593,449	886,682
TOTAL MONEY MARKET FUNDS
(Cost $955,456)		955,457
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $10,359,318)		10,600,150
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(891,946)
NET ASSETS - 100%		$9,708,204

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,723,055,000 or 17.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$469
Fidelity Mortgage Backed Securities Central Fund	31,179
Fidelity Securities Lending Cash Central Fund	309
Fidelity Specialized High Income Central Fund	5,769
Total	$37,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,270,856	$31,179	$--	$--	$(32,152)	$1,269,883	63.2%
Fidelity Specialized High Income Central Fund	132,651	5,770	--	--	(1,133)	137,288	39.1%
Total	$1,403,507	$36,949	$--	$--	$(33,285)	$1,407,171

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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